United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
June 30, 2010

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA            August 10, 2010
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC



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                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             16

Form 13F Information Table Value Total:           $ 25,675
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE

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
Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109       11352      237234   SH                      OTHER                      SHARED

Banco Bradesco	ADR	059460303	1330		83842	SH			Other			SHARED


Banco
Santender Chile	ADR	05965x109	1322		19701	SH			OTHER			SHARED


China Gerui
Adv Mat		COM	G21101103	1033		199400	SH			OTHER			SHARED

China Nat	COM	168910206	1480		177900	SH			OTHER			SHARED

Compania
de Bebidas	ADR	20441W203	1566		15506	SH			OTHER			SHARED

Enersis		ADR	29274F104	877		44064	SH			OTHER			SHARED

Fomento
Economico Mex	ADR	344419106	1685		39039	SH			OTHER			SHARED


Infosys
Technologies	ADR	456788108	2924		48800	SH			OTHER			SHARED


Lihua Int	COM	532352101	1157		136100	SH			OTHER			SHARED

METHANEX
CORP                 COM       59151K108     3363           170817  SH        OTHER                       SHARED

Mobile
Telesystems	ADR	607409109	1123		58632	SH		OTHER			SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     4023       134987     SH         OTHER                             SHARED



Tele Norte
Leste Part	ADR	879246106	1141	76268	SH		OTHER				SHARED

Telefonos de
Mexico		ADR	879403780	1244	88176	SH		OTHER				SHARED

Vivo Part	ADR	92855S200	155	5982	SH		OTHER				SHARED



